Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Profit Loss [Abstract]
Other interest expenses	$ 274,124	$ 171,270
Interest on government loans	213,681	218,725
Interest on loans from shareholders	169,707
Interest on lease liabilities	20,125	11,911
Finance costs	$ 677,637	$ 401,906